Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2013	17,898,396	0.28	6.9	23,571
Exercised	(6,587,580)	0.22
Forfeited	(352,020)	0.61

Outstanding, December 31, 2013	10,958,796	0.31	6.7	39,546

Vested and expected to vest at December 31, 2013	10,958,796	0.31	6.7	39,546

Exercisable as of December 31, 2013	7,853,861	0.20	6.3	29,209

Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Valuation Model or Binomial Lattice Model

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2011 and 2012, respectively, with the following assumptions:

	Granted in 2011	Granted in 2011	Granted in 2012
	Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	2.2	2.2
Expected volatility	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%
Fair value of share option	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

Restricted Stock Units Activity

The following table summarizes the Company’s RSU activity under the 2010 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2013	685,843	10.12	9.4	6,588
Granted	776,604	14.22
Vested	(250,058)	11.59
Forfeited	(35,778)	10.05

Unvested, December 31, 2013	1,176,611	12.52	9.0	27,674

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to options and RSUs granted to employees recognized for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cost of revenues	2,157	4,517	8,054	1,331
Sales and marketing expenses	5,763	10,508	13,405	2,214
General and administration expenses	31,420	47,749	40,711	6,725
Research and development expenses	2,619	4,858	5,599	925

	41,959	67,632	67,769	11,195